Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Included in voyage expenses – related party
Charter hire commissions (a)	$ 851	$ 855
Included in general and administrative expenses – related party
Executive services fee (d)	324	298
Administrative services fee (e)	60	60
Management fees-related party
Management fees (a)	$ 2,987	$ 3,358